OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 35,407		$ 34,407
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	9,505		8,947
Depreciation	1,146		1,103		1,080
San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,478		14,346
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,860		3,500
Depreciation	530		494		490
Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,886		11,831
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,642		4,364
Depreciation	431		383		362
Gas, Transmission and Distribution Equipment [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,535		1,454
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.72%		2.35%		3.20%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	668		639
Gas, Transmission and Distribution Equipment [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,098	[1]	11,394	[1]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.89%		3.70%		3.74%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,555	[2]	4,279	[2]
Capital Leased Assets, Gross	27		33
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	27		31
Electric Distribution [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,795		5,492
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.79%		3.36%		4.15%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,192	[3]	2,861	[3]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	28		26
Electric Transmission [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,525	[4]	3,932	[4]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.59%		2.58%		2.63%
Utility Electric Generation Equipment [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,862	[5]	1,768	[5]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.86%		3.76%		4.68%
Capital Leased Assets, Gross	243		183
Other Utility Electric Equipment [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	851	[6]	759	[6]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	7.09%		7.58%		7.92%
Capital Leased Assets, Gross	19		23
Other Plant in Service [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	824	[7]	938	[7]
Other Plant in Service [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	120		118
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.88%		1.56%		1.36%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	87		85
Utility Construction In Progress [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	910	[4]	941	[4]
Utility Construction In Progress [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	668		319
Utility Electric Distribution Operations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,434	[8]	1,440	[8]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	179		145
Property, Plant and Equipment Useful Life, Minimum	10
Property, Plant and Equipment Useful Life, Maximum	46
Property, Plant Equipment Weighted Average Useful Life	41
Land And Land Rights [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	290	[8]	276	[8]
Property, Plant and Equipment Useful Life, Minimum	26	[9]
Property, Plant and Equipment Useful Life, Maximum	55	[9]
Property, Plant Equipment Weighted Average Useful Life	41	[9]
Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	596	[8]	993	[8]
Property, Plant and Equipment Useful Life, Minimum	30
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	32
L N G Receipt Terminals [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,122	[8]	2,094	[8]
Property, Plant and Equipment Useful Life, Minimum	5
Property, Plant and Equipment Useful Life, Maximum	43
Property, Plant Equipment Weighted Average Useful Life	43
Pipelines And Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,003	[8]	1,638	[8]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	55
Property, Plant Equipment Weighted Average Useful Life	46
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	213	[8]	212	[8]
Property, Plant and Equipment Useful Life, Minimum	1
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	13
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,053	[8]	1,283	[8]
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	332	[8]	294	[8]
Property, Plant and Equipment Useful Life, Minimum	1
Property, Plant and Equipment Useful Life, Maximum	80
Property, Plant Equipment Weighted Average Useful Life	27
Electric Distribution Assets Of SWPL [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	365
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	211
CWIP Assets Of SWPL [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12
Plant, Pipeline And Other Distribution Assets Of Ecogas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	150		155
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	37		38
Plant, Pipeline And Other Distribution Assets Of Mobile Gas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	191		180
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	29		25
Plant, Pipeline And Other Distribution Assets Of Willmut Gas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	24		22
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2		2
Total Other Operating Units And Parent [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,043	[8]	8,230	[8]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,003		$ 1,083

[1]	Includes capital lease assets of $27 million and $33 million at December 31, 2014 and 2013, respectively.
[2]	Includes accumulated depreciation for assets under capital lease of $27 million and $31 million at December 31, 2014 and 2013, respectively.
[3]
Includes accumulated depreciation for assets under capital lease of $28 million and $26 million at December 31, 2014 and 2013, respectively. Includes $211 million at December 31, 2014 related to SDG&E's 91-percent interest in the SWPL transmission line, jointly owned by SDG&E and other utilities.

[4]
At December 31, 2014, includes $365 million in electric transmission assets and $12 million in construction work in progress related to SDG&E's 91-percent interest in the Southwest Powerlink (SWPL) transmission line, jointly owned by SDG&E with other utilities. SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for its share of the project and participates in decisions concerning operations and capital expenditures.

[5]
Includes capital lease assets of $243 million and $183 million at December 31, 2014 and 2013, respectively, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.

[6]	Includes capital lease assets of $19 million and $23 million at December 31, 2014 and 2013, respectively.
[7]
December 31, 2014 balances include $37 million, $29 million and $2 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2013 balances include $38 million, $25 million and $2 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively.

[8]
December 31, 2014 balances include $150 million, $191 million and $24 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2013 balances include $155 million, $180 million and $22 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively.

[9]	Estimated useful lives are for land rights.